Defined Benefit Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Directors' Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to plan due in a year	$ 904,000
Unrecognized net gain (loss)	(682,000)	(965,000)
Unrecognized prior service cost	89,000	129,000
Unrecognized net gain (loss) expected to be recognized in 2015 as a component of net periodic pension cost	(19,000)
Unrecognized Prior Service cost to be recognized in 2015 as a component of net periodic pension cost	39,000
Former President's Post-retirement Healthcare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contribution to plan due in a year	5,000
Unrecognized net gain (loss)	65,000	72,000
Unrecognized net gain (loss) expected to be recognized in 2015 as a component of net periodic pension cost	$ 5,000